Financial risk management - Categories of financial instruments and risk management policies (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Credit and interest rate | Cash and cash equivalents and other investments held to maturity
Financial risk management
Financial Assets	$ 3,098,092	$ 1,656,365	$ 2,576,256
Credit and exchange rate | Receivables, net
Financial risk management
Financial Assets	2,010,527	1,845,965	1,298,399
Interest rate, exchange rate and liquidity | Short-term and long-term debt
Financial risk management
Financial Liabilities	13,428,359	11,281,880	10,676,708
Liquidity | Trade accounts payable
Financial risk management
Financial Liabilities	789,194	610,375	385,503
Employee statutory profit-sharing payable	85,388	79,574	66,347
Liquidity | Accrued interest
Financial risk management
Financial Liabilities	214,167	239,753	204,843
Liquidity | Short-term and long-term lease liabilities
Financial risk management
Financial Liabilities	158,621	178,990	198,844
Liquidity | Short-term and long-term accounts payable to related parties
Financial risk management
Financial Liabilities	$ 639,521	$ 570,576	$ 452,933